Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Jul. 31, 2025	Jan. 31, 2025
Accounting Policies [Abstract]
Cash	$ 252,240	$ 59,073
Cash equivalents	0	$ 0
Forfeiture shares		375,000
Federal depository insurance coverage	$ 250,000	$ 250,000